Consolidated Statements of Comprehensive Income/ (Loss) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Total revenues	[1]	¥ 1,030,331	¥ 1,208,845	¥ 1,327,781
Cost of revenues	[1]	(597,397)	(559,286)	(683,330)
Gross profit		432,934	649,559	644,451
Operating expenses :
Sales and marketing expenses	[1]	(276,254)	(279,429)	(541,772)
General and administrative expenses	[1]	(334,189)	(277,931)	(242,047)
Technology and product development expenses	[1]	(158,586)	(171,989)	(216,741)
Impairment of goodwill			(22,786)
Total operating expenses	[1]	(769,029)	(752,135)	(1,000,560)
Loss from operations		(336,095)	(102,576)	(356,109)
Other income/(loss):
Interest income, net		47,304	35,421	22,721
Foreign currency exchange gain		8,612	5,494	7,892
(Loss)/income from equity method investments, net of impairment		401	5,598	(3,447)
Fair value changes in investments, net		1,906
Impairment of available-for-sale debt investments			(2,000)
Gain on disposal of available-for-sale debt investments			477,254	1,001,181
Changes in fair value of loan related to co-sale of Particle shares			(24,535)
Changes in fair value of forward contract in relation to disposal of investments in Particle			16,085	4,441
Others, net		25,387	35,881	15,031
Income/(loss) before tax from continuing operations		(252,485)	446,622	691,710
Income tax expense		(20,581)	(18,977)	(21,950)
Net income/(loss) from continuing operations		(273,066)	427,645	669,760
Net income/(loss) from discontinued operations, net of income taxes			(62,366)	54,242
Net income/(loss)		(273,066)	365,279	724,002
Net (income)/loss from continuing operations attributable to noncontrolling interests		67,365	(9,669)	(5,564)
Net loss from discontinued operations attributable to noncontrolling interests			24,759	9,391
Net loss attributable to noncontrolling interests		67,365	15,090	3,827
Net income/(loss) from continuing operations attributable to Phoenix New Media Limited		(205,701)	417,976	664,196
Net income/(loss) from discontinued operations attributable to Phoenix New Media Limited			(37,607)	63,633
Net income/(loss) attributable to Phoenix New Media Limited		(205,701)	380,369	727,829
Net income/(loss)		(273,066)	365,279	724,002
Other comprehensive income/(loss) (net of tax of RMB196,617, RMB(98,456) and nil for the years ended December 31, 2019, 2020 and 2021, respectively): fair value remeasurement for available-for-sale debt investments		(6,611)	(887,248)	1,188,762
Other comprehensive loss (net of tax of RMB142,574, RMB96,606 and nil for the years ended December 31, 2019, 2020 and 2021, respectively): reclassification adjustment for disposal of available-for-sale debt investments			491,197	1,008,795
Other comprehensive income/(loss) (net of nil tax for all years): foreign currency translation adjustment		(4,483)	(55,577)	37,483
Comprehensive income/(loss)		(284,160)	(1,068,743)	941,452
Comprehensive loss attributable to noncontrolling interests		67,365	15,090	3,827
Comprehensive income/(loss) attributable to Phoenix New Media Limited		(216,795)	(1,053,653)	945,279
Net income/(loss) attributable to Phoenix New Media Limited		¥ (205,701)	¥ 380,369	¥ 727,829
Ordinary Shares
Basic net income/(loss) per share:
-Continuing operations		¥ (0.35)	¥ 0.72	¥ 1.14
-Discontinued operations			(0.07)	0.11
Basic net income/(loss) per share		(0.35)	0.65	1.25
Diluted net income/(loss) per share:
-Continuing operations		(0.35)	0.72	1.14
-Discontinued operations			(0.07)	0.11
Diluted net income/(loss) per share		¥ (0.35)	¥ 0.65	¥ 1.25
Weighted average number of Class A and Class B ordinary shares used in computing net income/(loss) per share:
Basic		582,324,325	582,324,325	582,275,800
Diluted		582,324,325	582,324,325	582,275,800
ADS
Basic net income/(loss) per share:
-Continuing operations		¥ (2.83)	¥ 5.74	¥ 9.13
-Discontinued operations			(0.51)	0.87
Basic net income/(loss) per share		(2.83)	5.23	10.00
Diluted net income/(loss) per share:
-Continuing operations		(2.83)	5.74	9.13
-Discontinued operations			(0.51)	0.87
Diluted net income/(loss) per share		¥ (2.83)	¥ 5.23	¥ 10.00
Net advertising services
Revenues:
Total revenues	[1]	¥ 930,025	¥ 1,113,017	¥ 1,194,761
Cost of revenues		(566,443)	(523,813)	(623,787)
Gross profit		363,582	589,204	570,974
Paid services
Revenues:
Total revenues	[1]	100,306	95,828	133,020
Cost of revenues		(30,954)	(35,473)	(59,543)
Gross profit		¥ 69,352	¥ 60,355	¥ 73,477

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):